        As filed with the Securities and Exchange Commission on October 20, 2005
                                              Securities Act File No. 333-120911
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 2

                                 ING FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

       Title of Securities Being Registered: Shares of Beneficial Interest

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

                                     PART C:

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article X of the Registrant's Trust Instrument provides the following:

Section 10.1 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or under Delaware law shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2 Indemnification.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) Every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
               (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons, as defined in the Trust Instrument, of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any

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               Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person, as defined in the Trust Instrument, may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or a Series thereof from time to time, prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Article IX of the Registrant's By-Laws provides the following:

The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Reference is made to Article IX of Registrants By-Laws and paragraph 1.11 of the Distribution Agreement.

The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

Section 12 of the Management Agreement between Registrant and Manager, Section 8 of the Sub-Advisory Agreements and Section 20 of the Distribution Agreement between the Registrant


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and Distributor limit the liability of Manager, the Sub-Advisors and the
Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act") so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (a) Trust Instrument dated July 30, 1998 - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

     (b) Amendment dated February 22, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.

     (c) Certificate of Amendment dated February 27, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on June 15, 2001 and incorporated herein by reference.

     (d) Certificate of Amendment dated May 9, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (e) Amendment No. 1 dated November 2, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

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     (f)  Amendment No. 2 to the Trust Instrument - previously filed as an
          Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (g) Amendment No. 3 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (h) Certificate of Amendment dated February 15, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (i) Amendment No. 4 dated March 1, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (j) Amendment No. 5 dated September 23, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (k) Amendment No. 6 dated September 23, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (l) Amendment No. 7 dated November 22, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (m) Amendment No. 8 dated June 2, 2003 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (n) Amendment No. 9, effective August 25, 2003, to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (o) Amendment No. 10, effective August 25, 2003, to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (p) Amendment No. 11, effective April 23, 2004, to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

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     (q)  Amendment No. 12, effective March 24, 2004, to the Trust Instrument
          (Class O shares of ING Intermediate Bond) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (r) Plan of Liquidation and Dissolution of Series to the Trust Instrument (ING Strategic Bond Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

(2) Bylaws - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

(3)  Not applicable.

(4) (a) Form of Agreement and Plan of Reorganization between ING Funds Trust, on behalf of its ING Classic Money Market Fund series and ING Funds Trust, on behalf of its ING Lexington Money Market Trust series - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.

     (b) Form of Agreement and Plan of Reorganization between ING Funds Trust, on behalf of its ING Classic Money Market Fund series and ING Funds Trust, on behalf of its ING Money Market Fund series - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.

(5) The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Declaration of Trust referenced in Exhibit (1) above and in Articles IV, VI, and XIII of the Bylaws referenced in Exhibit (2) above.

(6) (a) Amended Investment Management Agreement dated September 2, 2004, between Registrant and ING Investments, LLC (successor to Pilgrim Investments, LLC) with respect to ING Lexington Money Market Trust, ING Classic Money Market Fund and ING Money Market Fund - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.

     (b) Investment Management Agreement dated May 9, 2001 between Registrant and ING Investments, LLC (successor to Pilgrim Investments, LLC) with respect to ING Tax Efficient Equity Fund, ING National Tax-Exempt Bond Fund, ING Classic Money Market Fund, ING Intermediate Bond Fund, ING High Yield Fund and ING National Tax-Exempt Money Market Fund - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference

     (c) Form of Restated Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (d) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the

          Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

     (e) Form of Investment Management Agreement between Registrant and ING Mutual Funds Management Co. LLC ("IMFC") - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (f)  Sub-Advisory Agreement between IMFC and Baring Asset Management, Inc.
          - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (g) Form of Sub-Advisory Agreement between IMFC and Baring International Investment Limited - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (h) Form of Sub-Advisory Agreement between IMFC and Baring Asset Management (Asia) Limited - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (i) First Amendment to Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (j) Form of Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (k) Form of Sub-Advisory Agreement between IMFC and ING Investment Management LLC - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (l) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and ING Investment Management LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (m) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management LLC - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (n) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (o) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management on behalf of Delta Asset Management - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (p) Form of Sub-Advisory Agreement between IMFC and CRA Real Estate Securities, L.P. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (q) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management on behalf of Delta Asset Management - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.

     (r) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and CRA Real Estate Securities L.P. with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

     (s) Investment Management Agreement dated September 23, 2002 between Registrant and ING Investments, LLC (successor to Pilgrim Investments,
          LLC) with respect to ING GNMA Income Fund and ING Lexington Money Market Trust - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (t) Investment Management Agreement between Registrant and ING Investments, LLC (successor to Pilgrim Investments, LLC) with respect to ING Strategic Bond Fund, ING Money Market Fund, and ING High Yield Opportunity Fund - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (u) Restated Expense Limitation Agreement effective August 1, 2003 between Registrant and ING Investment, LLC. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i) Amended Schedule A to the Restated Expense Limitation Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (ii) Voluntary Expense Limitations Agreement, dated February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the


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

               Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (iii) Voluntary Expense Limitations Agreement, dated February 25, 2004 (ING Intermediate Bond Class O) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (iv) Form of Voluntary Expense Limitation Side Agreement, dated June 14, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A on July 28, 2004 and incorporated herein by reference.

     (v) Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) First Amendment to Sub-Advisory Agreement effective September 1, 2003 between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (ii) Amended Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (iii) Amended Schedule A with respect to the Sub-Advisory Agreement between ING Investments Management, LLC and Aeltus Investment Management, Inc., dated June 4, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A on July 28, 2004 and incorporated herein by reference.

     (w) Form of Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc. with respect to ING Intermediate Bond Fund - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on April 30, 2004 and incorporated herein by reference.

(7) (a) Underwriting Agreement dated September 23, 2002 between Registrant and ING Funds Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Substitution Agreement & Schedule A, made October 8, 2002 between Registrant and ING Funds Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (b) Form of Financial Institution Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (c) Form of Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(8)  Not Applicable.

(9) (a) Custody Agreement dated January 6, 2003 between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Amended Exhibit A to the Custody Agreement between Registrant and The Bank of New York, as of June 14, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A on July 28, 2004 and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement dated January 6, 2003 between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Amended Schedule 1 dated January 13, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (ii) Amended Schedule 1 dated March 13, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (iii) Amended Schedule 1 dated April 7, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (iv) Amended Schedule 1 dated May 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (v) Amended Schedule 2 dated June 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (vi) Amended Exhibit A to the Foreign Custody Manager Agreement dated as of February 25, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (c) Master Repurchase Agreement dated April 7, 2003 between Registrant and Goldman Sachs & Co. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (d) Fund Accounting Agreement between Registrant and The Bank of New York dated January 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A to the Fund Accounting Agreement dated February 25, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (e) Securities Lending Agreement and Guaranty, dated as of August 7, 2003, between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty, dated February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (f) The Bank of New York Cash Reserve Agreement, dated March 31, 2003, between Registrant and the Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A with respect to The Bank of New York Cash Reserve Agreement, dated February 25, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

(10) (a) Rule 12b-1 Distribution Plan and Agreement with respect to Class A shares - previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (b) Rule 12b-1 Distribution Plan and Agreement with respect to Class B, Class C, and Class X shares - previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (c) Form of Amended and Restated Rule 12b-1 Distribution Plan and Agreement with respect to Class B shares - previously filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on July 31, 2001 and incorporated by reference.

     (d) Amended and Restated Distribution Plan for Class A shares dated July 11, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (e) Service and Distribution Plan for Class A shares dated August 20, 2002 with respect to ING GNMA Income and ING Lexington Money Market Trust Funds - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (f) Service and Distribution Plan for Class A shares dated August 20, 2002 with respect to ING High Yield Opportunity, ING Money Market and ING Strategic Income Funds - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (g) Service and Distribution Plan for Class B shares dated August 20, 2002 with respect to ING High Yield Opportunity, ING Money Market and ING Strategic Income Funds - previously filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A on September 22, 2003 and incorporated herein by reference.

     (h) Letter Agreement dated September 23, 2002 - previously filed as an Exhibit to 7 Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (i) Amended Letter Agreement dated August 1, 2003, with respect to the Distribution Plan for Class A Shares - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (j) Amended and Restated Distribution Plan for Class B shares dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (k) Service and Distribution Plan for Class B shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (l) Service and Distribution Plan for Class B shares with respect to ING High Yield Opportunity, ING Strategic Income and ING Money Market Funds - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (m) Amended and Restated Distribution Plan for Class C shares dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (n) Service and Distribution Plan for Class C shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (o) Service and Distribution Plan for Class C shares with respect to ING High Yield Opportunity, ING Money Market and ING Strategic Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (p) Service and Distribution Plan for Class M shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (q) Service and Distribution Plan for Class M shares with respect to ING High Yield Opportunity Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (r) Shareholder Service Plan for Class Q shares with respect to ING GNMA Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (s) Shareholder Service Plan for Class Q shares with respect to ING High Yield Opportunity and ING Strategic Income Funds dated August 20, 2002
          - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (t) Amended and Restated Shareholder Servicing Plan for Classes A, B, and C with respect to ING High Yield Bond, ING Intermediate Bond, ING National Tax Exempt Bond, and ING Classic Money Market Funds dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (u)  Shareholder Service Distribution Plan and Agreement for Class R shares
          - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (v) Form of 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

     (w) Amended and Restated 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (x) Amended and Restated Rule 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed electronically on November 9, 2001 and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - filed herewith.

(13) (a) Form of Service Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (b) Fund Services Agreement between Registrant and ING Fund Services Co. LLC - previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999 and incorporated herein by reference.

     (c) Form of Recordkeeping Agreement with State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (d) Form of Shareholder Servicing Plan - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.

     (e) Amended and Restated Shareholder Servicing Plan - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (f) Form of Administration Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (g) Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (h) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, Clarion CRA Securities L.P. and Pilgrim Funds Trust with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective

          Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on July 27, 2001 and incorporated herein by reference.

     (i) Form of Expense Limitation Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.

     (j) Form of Amended and Restated Expense Limitation Agreement between Registrant and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (k) Form of Fund Accounting Agreement with Brown Brothers Harriman & Co. - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

(14) Consent of independent auditors - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.

(15) Not applicable.

(16) Powers of attorney - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 20th day of October, 2005.

                                        ING FUNDS TRUST

                                        By: /s/ Huey P. Falgout, Jr.
                                            ------------------------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                                 TITLE                         DATE
            ---------                                 -----                         ----


                                     Trustee and Chairman                     October 20, 2005
---------------------------------
Jock Patten*


                                     President and Chief Executive Officer    October 20, 2005
---------------------------------
James M. Hennessy*


                                     Senior Vice President, Chief/Principal   October 20, 2005
---------------------------------    Financial Officer and Assistant
Todd Modic*                          Secretary


                                     Trustee                                  October 20, 2005
---------------------------------
John Boyer*


                                     Trustee                                  October 20, 2005
---------------------------------
J. Michael Earley*


                                     Trustee                                  October 20, 2005
---------------------------------
R. Barbara Gitenstein*


                                     Trustee                                  October 20, 2005
---------------------------------
Walter H. May, Jr.*



                                     Trustee                                  October 20, 2005
---------------------------------
Thomas J. McInerney*


                                     Trustee                                  October 20, 2005
---------------------------------
John G. Turner*


                                     Trustee                                  October 20, 2005
---------------------------------
David W.C. Putnam*


                                     Trustee                                  October 20, 2005
---------------------------------
Patrick Kenny*


                                     Trustee                                  October 20, 2005
---------------------------------
Richard A. Wedemeyer*


                                     Trustee                                  October 20, 2005
---------------------------------
Roger B. Vincent*


*By: /s/ Huey P. Falgout, Jr.
     ----------------------------
     Huey P. Falgout, Jr.
     Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on December 1, 2004 and incorporated herein by reference.

                                  EXHIBIT INDEX

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences